Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2017
Registrant Name	Direxion Shares ETF Trust
Central Index Key	0001424958
Amendment Flag	false
Document Creation Date	Feb. 26, 2018
Document Effective Date	Feb. 28, 2018
Prospectus Date	Feb. 28, 2018
Direxion Auspice Broad Commodity Strategy ETF | Direxion Auspice Broad Commodity Strategy ETF
Prospectus:
Trading Symbol	COM
Direxion All Cap Insider Sentiment Shares | Direxion All Cap Insider Sentiment Shares
Prospectus:
Trading Symbol	KNOW
Direxion NASDAQ-100® Equal Weighted Index Shares | Direxion NASDAQ-100(R) Equal Weighted Index Shares
Prospectus:
Trading Symbol	QQQE
Direxion iBillionaire Index ETF | Direxion iBillionaire Index ETF
Prospectus:
Trading Symbol	IBLN
Direxion Zacks MLP High Income Index Shares | Direxion Zacks MLP High Income Index Shares
Prospectus:
Trading Symbol	ZMLP
Direxion Daily S&P 500® Bear 1X Shares | Direxion Daily S&P 500 (R) Bear 1X Shares
Prospectus:
Trading Symbol	SPDN
Direxion Daily 7-10 Year Treasury Bear 1X Shares | Direxion Daily 7-10 Year Treasury Bear 1X Shares
Prospectus:
Trading Symbol	TYNS
Direxion Daily 20+ Year Treasury Bear 1X Shares | Direxion Daily 20+ Year Treasury Bear 1X Shares
Prospectus:
Trading Symbol	TYBS
Direxion Daily Total Bond Market Bear 1X Shares | Direxion Daily Total Bond Market Bear 1X Shares
Prospectus:
Trading Symbol	SAGG
Direxion Daily CSI 300 China A Share Bear 1X Shares | Direxion Daily CSI 300 China A Share Bear 1X Shares
Prospectus:
Trading Symbol	CHAD
Direxion Daily S&P 500® Bull 2X Shares | Direxion Daily S&P 500(R) Bull 2X Shares
Prospectus:
Trading Symbol	SPUU
Direxion Daily Small Cap Bull 2X Shares | Direxion Daily Small Cap Bull 2X Shares
Prospectus:
Trading Symbol	SMLL
Direxion Daily CSI 300 China A Share Bull 2X Shares | Direxion Daily CSI 300 China A Share Bull 2X Shares
Prospectus:
Trading Symbol	CHAU
Direxion Daily CSI China Internet Index Bull 2X Shares | Direxion Daily CSI China Internet Index Bull 2X Shares
Prospectus:
Trading Symbol	CWEB
Direxion Daily High Yield Bear 2X Shares | Direxion Daily High Yield Bear 2X Shares
Prospectus:
Trading Symbol	HYDD
Direxion Daily MSCI European Financials Bull 2X Shares | Direxion Daily MSCI European Financials Bull 2X Shares
Prospectus:
Trading Symbol	EUFL
Direxion Daily Silver Miners Index Bull 2X Shares | Direxion Daily Silver Miners Index Bull 2X Shares
Prospectus:
Trading Symbol	SHNY
Direxion Daily Mid Cap Bull 3X Shares | Direxion Daily Mid Cap Bull 3X Shares
Prospectus:
Trading Symbol	MIDU
Direxion Daily Mid Cap Bear 3X Shares | Direxion Daily Mid Cap Bear 3X Shares
Prospectus:
Trading Symbol	MIDZ
Direxion Daily S&P 500® Bull 3X Shares | Direxion Daily S&P 500(R) Bull 3X Shares
Prospectus:
Trading Symbol	SPXL
Direxion Daily S&P 500® Bear 3X Shares | Direxion Daily S&P 500(R) Bear 3X Shares
Prospectus:
Trading Symbol	SPXS
Direxion Daily Small Cap Bull 3X Shares | Direxion Daily Small Cap Bull 3X Shares
Prospectus:
Trading Symbol	TNA
Direxion Daily Small Cap Bear 3X Shares | Direxion Daily Small Cap Bear 3X Shares
Prospectus:
Trading Symbol	TZA
Direxion Daily MSCI Brazil Bull 3X Shares | Direxion Daily MSCI Brazil Bull 3X Shares
Prospectus:
Trading Symbol	BRZU
Direxion Daily FTSE China Bull 3X Shares | Direxion Daily FTSE China Bull 3X Shares
Prospectus:
Trading Symbol	YINN
Direxion Daily FTSE China Bear 3X Shares | Direxion Daily FTSE China Bear 3X Shares
Prospectus:
Trading Symbol	YANG
Direxion Daily MSCI Developed Markets Bull 3X Shares | Direxion Daily MSCI Developed Markets Bull 3X Shares
Prospectus:
Trading Symbol	DZK
Direxion Daily MSCI Developed Markets Bear 3X Shares | Direxion Daily MSCI Developed Markets Bear 3X Shares
Prospectus:
Trading Symbol	DPK
Direxion Daily MSCI Emerging Markets Bull 3X Shares | Direxion Daily MSCI Emerging Markets Bull 3X Shares
Prospectus:
Trading Symbol	EDC
Direxion Daily MSCI Emerging Markets Bear 3X Shares | Direxion Daily MSCI Emerging Markets Bear 3X Shares
Prospectus:
Trading Symbol	EDZ
Direxion Daily FTSE Europe Bull 3X Shares | Direxion Daily FTSE Europe Bull 3X Shares
Prospectus:
Trading Symbol	EURL
Direxion Daily MSCI India Bull 3X Shares | Direxion Daily MSCI India Bull 3X Shares
Prospectus:
Trading Symbol	INDL
Direxion Daily MSCI Japan Bull 3X Shares | Direxion Daily MSCI Japan Bull 3X Shares
Prospectus:
Trading Symbol	JPNL
Direxion Daily Latin America Bull 3X Shares | Direxion Daily Latin America Bull 3X Shares
Prospectus:
Trading Symbol	LBJ
Direxion Daily Russia Bull 3X Shares | Direxion Daily Russia Bull 3X Shares
Prospectus:
Trading Symbol	RUSL
Direxion Daily Russia Bear 3X Shares | Direxion Daily Russia Bear 3X Shares
Prospectus:
Trading Symbol	RUSS
Direxion Daily MSCI South Korea Bull 3X Shares | Direxion Daily MSCI South Korea Bull 3X Shares
Prospectus:
Trading Symbol	KORU
Direxion Daily MSCI Mexico Bull 3X Shares | Direxion Daily MSCI Mexico Bull 3X Shares
Prospectus:
Trading Symbol	MEXX
Direxion Daily EURO STOXX 50® Bull 3X Shares | Direxion Daily EURO STOXX 50 (R) Bull 3X Shares
Prospectus:
Trading Symbol	EUXL
Direxion Daily Aerospace & Defense Bull 3X Shares | Direxion Daily Aerospace & Defense Bull 3X Shares
Prospectus:
Trading Symbol	DFEN
Direxion Daily S&P Biotech Bull 3X Shares | Direxion Daily S&P Biotech Bull 3X Shares
Prospectus:
Trading Symbol	LABU
Direxion Daily S&P Biotech Bear 3X Shares | Direxion Daily S&P Biotech Bear 3X Shares
Prospectus:
Trading Symbol	LABD
Direxion Daily Energy Bull 3X Shares | Direxion Daily Energy Bull 3X Shares
Prospectus:
Trading Symbol	ERX
Direxion Daily Energy Bear 3X Shares | Direxion Daily Energy Bear 3X Shares
Prospectus:
Trading Symbol	ERY
Direxion Daily Financial Bull 3X Shares | Direxion Daily Financial Bull 3X Shares
Prospectus:
Trading Symbol	FAS
Direxion Daily Financial Bear 3X Shares | Direxion Daily Financial Bear 3X Shares
Prospectus:
Trading Symbol	FAZ
Direxion Daily Gold Miners Index Bull 3X Shares | Direxion Daily Gold Miners Index Bull 3X Shares
Prospectus:
Trading Symbol	NUGT
Direxion Daily Gold Miners Index Bear 3X Shares | Direxion Daily Gold Miners Index Bear 3X Shares
Prospectus:
Trading Symbol	DUST
Direxion Daily Healthcare Bull 3X Shares | Direxion Daily Healthcare Bull 3X Shares
Prospectus:
Trading Symbol	CURE
Direxion Daily Homebuilders & Supplies Bull 3X Shares | Direxion Daily Homebuilders & Supplies Bull 3X Shares
Prospectus:
Trading Symbol	NAIL
Direxion Daily Industrials Bull 3X Shares | Direxion Daily Industrials Bull 3X Shares
Prospectus:
Trading Symbol	DUSL
DIREXION DAILY JUNIOR GOLD MINERS INDEX BULL 3X SHARES | DIREXION DAILY JUNIOR GOLD MINERS INDEX BULL 3X SHARES
Prospectus:
Trading Symbol	JNUG
DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 3X SHARES | DIREXION DAILY JUNIOR GOLD MINERS INDEX BEAR 3X SHARES
Prospectus:
Trading Symbol	JDST
Direxion Daily Natural Gas Related Bull 3X Shares | Direxion Daily Natural Gas Related Bull 3X Shares
Prospectus:
Trading Symbol	GASL
Direxion Daily Natural Gas Related Bear 3X Shares | Direxion Daily Natural Gas Related Bear 3X Shares
Prospectus:
Trading Symbol	GASX
Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares | Direxion Daily S&P Oil & Gas Exp. & Prod. Bull 3X Shares
Prospectus:
Trading Symbol	GUSH
Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares | Direxion Daily S&P Oil & Gas Exp. & Prod. Bear 3X Shares
Prospectus:
Trading Symbol	DRIP
Direxion Daily Pharmaceutical & Medical Bull 3X Shares | Direxion Daily Pharmaceutical & Medical Bull 3X Shares
Prospectus:
Trading Symbol	PILL
Direxion Daily MSCI Real Estate Bull 3X Shares | Direxion Daily MSCI Real Estate Bull 3X Shares
Prospectus:
Trading Symbol	DRN
Direxion Daily MSCI Real Estate Bear 3X Shares | Direxion Daily MSCI Real Estate Bear 3X Shares
Prospectus:
Trading Symbol	DRV
Direxion Daily Regional Banks Bull 3X Shares | Direxion Daily Regional Banks Bull 3X Shares
Prospectus:
Trading Symbol	DPST
Direxion Daily Regional Banks Bear 3X Shares | Direxion Daily Regional Banks Bear 3X Shares
Prospectus:
Trading Symbol	WDRW
Direxion Daily Retail Bull 3X Shares | Direxion Daily Retail Bull 3X Shares
Prospectus:
Trading Symbol	RETL
Direxion Daily Semiconductor Bull 3X Shares | Direxion Daily Semiconductor Bull 3X Shares
Prospectus:
Trading Symbol	SOXL
Direxion Daily Semiconductor Bear 3X Shares | Direxion Daily Semiconductor Bear 3X Shares
Prospectus:
Trading Symbol	SOXS
Direxion Daily Technology Bull 3X Shares | Direxion Daily Technology Bull 3X Shares
Prospectus:
Trading Symbol	TECL
Direxion Daily Technology Bear 3X Shares | Direxion Daily Technology Bear 3X Shares
Prospectus:
Trading Symbol	TECS
Direxion Daily Transportation Bull 3X Shares | Direxion Daily Transportation Bull 3X Shares
Prospectus:
Trading Symbol	TPOR
Direxion Daily Utilities Bull 3X Shares | Direxion Daily Utilities Bull 3X Shares
Prospectus:
Trading Symbol	UTSL
Direxion Daily Utilities Bear 3X Shares | Direxion Daily Utilities Bear 3X Shares
Prospectus:
Trading Symbol	UTLS
Direxion Daily 7-10 Year Treasury Bull 3X Shares | Direxion Daily 7-10 Year Treasury Bull 3X Shares
Prospectus:
Trading Symbol	TYD
Direxion Daily 7-10 Year Treasury Bear 3X Shares | Direxion Daily 7-10 Year Treasury Bear 3X Shares
Prospectus:
Trading Symbol	TYO
Direxion Daily 20+ Year Treasury Bull 3X Shares | Direxion Daily 20+ Year Treasury Bull 3X Shares
Prospectus:
Trading Symbol	TMF
Direxion Daily 20+ Year Treasury Bear 3X Shares | Direxion Daily 20+ Year Treasury Bear 3X Shares
Prospectus:
Trading Symbol	TMV
Direxion Daily Emerging Markets Bond Bull 3X Shares | Direxion Daily Emerging Markets Bond Bull 3X Shares
Prospectus:
Trading Symbol	EMBU